Segment information (Tables)	6 Months Ended
Jun. 30, 2012
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	6M12	6M11

Net revenues (CHF million)

Private Banking	5,308	5,592

Investment Banking	7,068	7,904

Asset Management	1,231	1,274

Adjustments [1,2]	(1,546)	(131)

Net revenues	12,061	14,639

Income/(loss) before taxes (CHF million)

Private Banking	1,381	1,668

Investment Banking	1,381	1,691

Asset Management	387	393

Adjustments [1,3]	(2,015)	(490)

Income before taxes	1,134	3,262

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 229 million and CHF 955 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues. 3 Includes noncontrolling interest income of CHF 203 million and CHF 942 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	6M12	2011

Total assets (CHF million)

Private Banking	366,609	347,476

Investment Banking	796,613	811,689

Asset Management	23,647	23,203

Adjustments [1]	(158,347)	(147,581)

Total assets	1,028,522	1,034,787

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.